UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Llenroc Capital LLC
Address: 781 Lincoln Avenue, Suite 340
         San Rafael, CA 94901



13F File Number: 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    David S. Post
Title:   Principal Managing Director
Phone:   415-785-3670
Signature, Place, and Date of Signing:

David S. Post__  San Rafael, California February 9, 2011


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      29
Form 13F Information Table Value Total:       $141,576


List of Other Included Managers:

No.   13F File Number        Name

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

WR BERKLEY CORP                COM              084423102     5506     201100 SH       DEFINED                   0       0    201100
BERKSHIRE HATHAWAY INC DEL        CLASS A       084670108     1445         12 SH       DEFINED                   0       0        12
BROWN FORMAN INC CL B          COM              115637209     8285     119000 SH       DEFINED                   0       0    119000
CH ROBINSON WORLDWIDE INC      COM              12541W209    11172     139319 SH       DEFINED                   0       0    139319
CME GROUP INC                  COM              12572Q105      257        800 SH       DEFINED                   0       0       800
CENOVUS ENERGY INC             COM              15135U109     5883     177000 SH       DEFINED                   0       0    177000
DENTSPLY INTL INC              COM              249030107     8028     234945 SH       DEFINED                   0       0    234945
ENERGIZER HOLDINGS INC         COM              29266R108     8686     119150 SH       DEFINED                   0       0    119150
EXPEDITORS INTL WASH INC       COM              302130109    11013     201696 SH       DEFINED                   0       0    201696
FASTENAL COMPANY               COM              311900104     7748     129330 SH       DEFINED                   0       0    129330
FOREST LABS INC CL A           COM              345838106      208       6500 SH       DEFINED                   0       0      6500
GENTEX CORP                    COM              371901109     9107     308100 SH       DEFINED                   0       0    308100
GRACO INC                      COM              384109104     7872     199550 SH       DEFINED                   0       0    199550
INTUIT INC                     COM              461202103      542      11000 SH       DEFINED                   0       0     11000
MASTERCARD INC- CLASS A        COM              57636Q104      403       1800 SH       DEFINED                   0       0      1800
MCMORAN EXPLORATION CO         COM              582411104     3198     186600 SH       DEFINED                   0       0    186600
OCLARO INC                     COM              67555N206     1074      81700 SH       DEFINED                   0       0     81700
PFIZER INC                     COM              717081103      263      15000 SH       DEFINED                   0       0     15000
POLYCOM INC.                   COM              73172K104     5348     137200 SH       DEFINED                   0       0    137200
PROCTER & GAMBLE CO            COM              742718109     6660     103525 SH       DEFINED                   0       0    103525
QUALCOMM INC                   COM              747525103      544      11000 SH       DEFINED                   0       0     11000
ROCKWELL COLLINS INC           COM              774341101     9252     158803 SH       DEFINED                   0       0    158803
ROGERS CORPORATION             COM              775133101    10614     277500 SH       DEFINED                   0       0    277500
ROLLINS INC                    COM              775711104     1264      63975 SH       DEFINED                   0       0     63975
SRS LABS INC                   COM              78464M106      110      12500 SH       DEFINED                   0       0     12500
SUNCOR ENERGY INC NEW          COM              867224107      265       6914 SH       DEFINED                   0       0      6914
TECHNE CORPORATION             COM              878377100     8409     128050 SH       DEFINED                   0       0    128050
VERISK ANALYTICS INC CL A      COM              92345Y106     3677     107900 SH       DEFINED                   0       0    107900
NOBLE CORP                     COM              H5833N103     4743     132600 SH       DEFINED                   0       0    132600